Subseqent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subseqent Events
13.	Subsequent Events

The Company has evaluated subsequent events through November 23, 2015, the date on which these condensed consolidated financial statements were issued. No significant subsequent events to this date would have had material impact on the Company’s condensed consolidated financial statements as of and for the nine months ended September 30, 2015.

18.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

In January 2015, the Company issued an aggregate of 162,407 shares of Series C convertible preferred stock to Itochu and another new investor at a price of $5.84 per share for a total gross consideration of $950 thousand (see Note 9).

In February 2015, the Company issued 2,564,652 shares of Series C convertible preferred stock to a new investor at a price of 5.84 per share for total gross consideration of $15.0 million (see Note 11). The new investor will have the right to appoint one director to serve on our board.

At March 25, 2015, the Company effected a 1-for-7.25 reverse stock split of the Company’s then outstanding common stock and convertible preferred stock (collectively referred to as “Capital Stock”) and convertible preferred stock warrants, in which (i) each 7.25 shares of outstanding Capital Stock were combined into 1 share of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately reduced on a 1-for-7.25 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately reduced on a 1-for-7.25 basis; (iv) the exercise price of each such outstanding option was proportionately increased on a 1-for-7.25 basis; and (v) each 7.25 shares of outstanding convertible preferred stock warrant were combined into 1 share of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 1-for-7.25 reverse stock split (Notes 2, 5, 9, 10, 11, 12, 13 and 15).

At July 23, 2015, the Company effected a 2.975-for-1 stock split of the Company’s then outstanding common stock and convertible preferred stock (collectively referred to as “Capital Stock”) and convertible preferred stock warrants, in which (i) each share of outstanding Capital Stock was increased into 2.975 shares of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately increased on a 2.975-for-1 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately increased on a 2.975-for-1 basis; (iv) the exercise price of each such outstanding option was proportionately decreased on a 2.975-for-1 basis; and (v) each share of outstanding convertible preferred stock warrant was increased into 2.975 shares of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 2.975-for-1 stock split (Notes 2, 5, 9, 10, 11, 12, 13 and 15).